Summary of Significant Accounting Policies - Schedule of Reconciliation of Shares Subject to Possible Redemption (Details) - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Temporary Equity, Including Noncontrolling Interest [Abstract]
Gross proceeds		$ 230,000,000
Less:
Proceeds allocated to Public Warrants		(4,830,000)
Public Shares issuance costs		(14,023,535)
Plus:
Accretion of carrying value to redemption value	$ 2,008,654	20,321,424
Class A ordinary shares subject to possible redemption	$ 233,476,543	$ 231,467,889